Segment Reporting - Revenues by Geographical Segment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Total operating revenue	¥ 143,623	¥ 127,806	¥ 114,981
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of geographical areas [line items]
Total operating revenue	143,623	127,489	114,792
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Domestic [Member]
Disclosure of geographical areas [line items]
Total operating revenue	103,287	92,986	84,380
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | International [Member]
Disclosure of geographical areas [line items]
Total operating revenue	37,773	32,117	28,096
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Hong Kong, Macau and Taiwan [Member]
Disclosure of geographical areas [line items]
Total operating revenue	¥ 2,563	¥ 2,386	¥ 2,316